Financial Instruments by Category - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Exchange of outstanding principal amount of bonds, percentage			99.01%
Gain on fair value changes of bonds	$ 1,330
Level 3 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other remaining financial loans	$ 562,653	$ 560,267		$ 476,750